Provisions for Legal Proceedings - Schedule of Breakdown Liabilities (Details) - Breakdown Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Breakdown Liabilities [Line Items]
Current liabilities	$ 280,804	$ 197,440
Non-current liabilities	216,659	315,953
Total Liabilities	$ 497,463	$ 513,393